Legg Mason & Co., LLC

100 International Drive

Baltimore, MD 21202

800 • 822 • 5544

                March 3, 2010

Via Edgar

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention: File Room

Re:	Legg Mason Capital Management Value Trust, Inc.

1933 Act File No. 2-75766

1940 Act File No. 811-3380

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus with respect to the above-referenced fund does not differ from those filed in Post-Effective Amendment No. 48, which was filed electronically on February 26, 2010.

Very truly yours,

/s/ Richard M. Wachterman
Richard M. Wachterman
Associate General Counsel

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